RELATED PARTY TRANSACTIONS (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Due to Related Parties	$ 1,964,275	$ 3,338,563
Shenhua Information [Member]
Due to Related Parties	1,544,464	2,725,059
China Techenergy [Member]
Due to Related Parties	401,719	536,125
Electric Motor [Member]
Due to Related Parties	16,224	17,396
Hollysys Equipment [Member]
Due to Related Parties	1,821	1,780
Hollysys Machine [Member]
Due to Related Parties	45	0
New Huake [Member]
Due to Related Parties	$ 2	$ 58,203